Financial Instruments (Schedule of Group's Exposure to Foreign Currency Risk and CPI) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		₪ 719	₪ 1,006		₪ 1,202	₪ 527
Current investments, including derivatives		429	473
Trade receivables	[1]	985	1,142
Other receivables		39	32	[2]
Long-term assets
Long-term receivables and debt balances		183	459	[2]
Current liabilities
Current maturities of debentures and loans from financial institutions		(514)	(509)
Trade payables and accrued expenses		(768)	(687)
Other current liabilities, including derivatives		(257)	(299)
Current maturities of liability for leases		(214)	(226)
Long-term liabilities
Loans from financial institutions		(50)	(300)
Debentures		(2,723)	(2,511)
Other long-term liabilities		(41)	(4)
Liabilities for leases		(457)	(533)
Currency Risk [Member] | Foreign currency or linked to foreign currencies [Member]
Current assets
Cash and cash equivalents		17	14
Current investments, including derivatives			13
Trade receivables		22	43
Other receivables
Long-term assets
Long-term receivables and debt balances
Current liabilities
Current maturities of debentures and loans from financial institutions
Trade payables and accrued expenses		(197)	(171)
Other current liabilities, including derivatives		(8)	(2)
Current maturities of liability for leases		(4)	(6)
Long-term liabilities
Loans from financial institutions
Debentures
Other long-term liabilities		(38)
Liabilities for leases		(8)	(15)
Assets (liabilities)		(216)	(124)
Currency Risk [Member] | Linked to CPI [Member]
Current assets
Cash and cash equivalents
Current investments, including derivatives			186
Trade receivables
Other receivables		2
Long-term assets
Long-term receivables and debt balances		1	60
Current liabilities
Current maturities of debentures and loans from financial institutions		(160)	(331)
Trade payables and accrued expenses
Other current liabilities, including derivatives		(40)	(48)
Current maturities of liability for leases		(206)	(216)
Long-term liabilities
Loans from financial institutions
Debentures		(523)	(679)
Other long-term liabilities
Liabilities for leases		(439)	(509)
Assets (liabilities)		(1,365)	(1,537)
Currency Risk [Member] | Unlinked [Member]
Current assets
Cash and cash equivalents		702	992
Current investments, including derivatives		429	182
Trade receivables		963	1,099
Other receivables		9	4
Long-term assets
Long-term receivables and debt balances		179	393
Current liabilities
Current maturities of debentures and loans from financial institutions		(354)	(178)
Trade payables and accrued expenses		(570)	(516)
Other current liabilities, including derivatives		(344)	(306)
Current maturities of liability for leases		(5)	(4)
Long-term liabilities
Loans from financial institutions		(50)	(300)
Debentures		(2,200)	(1,832)
Other long-term liabilities		(42)	(20)
Liabilities for leases		(10)	(9)
Assets (liabilities)		₪ (1,293)	₪ (495)

[1]	Net of allowance for doubtful debts.
[2]	Reclassified